LVIP American Balanced Allocation Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–14.01%
✧American Funds®– Capital Income Builder	1,713,079	$116,849,169
		116,849,169
Equity Funds–36.92%
✧American Funds®-
American Mutual Fund	1,884,006	102,489,918
Growth Fund of America	1,651,256	117,552,927
Investment Company of America	1,585,412	87,942,791
		307,985,636
Fixed Income Funds–35.40%
✧American Funds®-
Bond Fund of America	20,001,104	225,612,459
Capital World Bond Fund	1,006,683	16,247,872
High-Income Trust	1,722,564	16,484,935
Inflation Linked Bond Fund	1,999,924	18,259,304
Intermediate Bond Fund of America	1,509,689	18,720,139
		295,324,709
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.86%
✧American Funds®– Smallcap World Fund	452,268	$32,205,989
		32,205,989
International Equity Funds–9.87%
✧American Funds®-
EuroPacific Growth Fund	1,153,540	67,793,571
New World Fund	184,484	14,550,212
		82,343,783
Total Investment Companies (Cost $782,193,947)		834,709,286

TOTAL INVESTMENTS–100.06% (Cost $782,193,947)	834,709,286
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(508,807)
NET ASSETS APPLICABLE TO 75,705,351 SHARES OUTSTANDING–100.00%	$834,200,479

✧Class R-6 shares.
See accompanying notes.
LVIP American Balanced Allocation Fund–1

LVIP American Balanced Allocation Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP American Balanced Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds family of funds (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$834,709,286	$—	$—	$834,709,286
There were no Level 3 investments at the beginning or end of the period.
LVIP American Balanced Allocation Fund–2